21 Taxes payable (Tables)	12 Months Ended
Dec. 31, 2019
Taxes Payable
Schedule of taxes payable
	2019	2018

Brazil
IPI	58,945	64,672
ICMS	184,728	239,126
PIS and COFINS	150,664	145,090
Other	37,857	36,454

Other countries
Value-added tax	11,933	7,482
Other	8,112	25,085
Total	452,239	517,909

Current liabilities	322,886	432,005
Non-current liabilities	129,353	85,904
Total	452,239	517,909